GOODWILL AND INTANGIBLE ASSETS, NET - Intangibles assets and goodwill net (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets	$ 602,531	$ 485,626
Goodwill	9,836,661	8,143,146	$ 7,011,715
Total	$ 10,439,192	$ 8,628,772